Shareholder Fees {- Fidelity SAI Municipal Money Market Fund}	May 29, 2021 USD ($)
03.31 Fidelity SAI Municipal Money Market Fund Pro-05 | Fidelity SAI Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none